Federated Hermes Emerging Markets Equity Fund Average Annual Total Returns - Class A and C Shares [Member]		12 Months Ended	60 Months Ended	105 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	4.20%	7.02%
MSCI Emerging Markets Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	34.30%	1.77%	7.66%
Morningstar Diversified Emerging Markets Funds Category Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	30.16%	4.05%	6.37%
A
Prospectus [Line Items]
Average Annual Return, Percent		28.71%	5.04%	8.61%
Performance Inception Date				Mar. 31, 2017
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.72%	0.86%	8.48%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.99%	0.80%	7.03%
C
Prospectus [Line Items]
Average Annual Return, Percent		35.19%	2.14%	9.31%
Performance Inception Date				Mar. 31, 2017

[1]	The MSCI Emerging Markets Index is a broad-based benchmark that captures large- and mid-cap representation across 26 emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
[2]	The MSCI Emerging Markets Growth Index captures large- and mid-cap securities exhibiting overall growth style characteristics across 26 emerging markets countries.
[3]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.